US Socially Responsible Fund Expense Example - US Socially Responsible Fund - None	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	$ 478